Advances to Suppliers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Advances for sale and marketing suppliers	$ 1,927,157	$ 5,091,395
Other prepaid administrative expenses	536,436	532,425
Advances for software purchases	261,205	895,507
Total	$ 2,724,798	$ 6,519,327